Members' Equity - Schedule Of Members Equity (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Members Equity [Line Items]
Common Unit, Issuance Value		$ 50,319	$ 29,168
Class A Common Units [Member]
Members Equity [Line Items]
Common Unit, Outstanding	5,480,611	5,480,611	2,883,452
Common Unit, Issuance Value	$ 35,869	$ 35,869	$ 18,701
Class B Common Units [Member]
Members Equity [Line Items]
Common Unit, Outstanding	2,242,981	2,242,981	1,567,546
Common Unit, Issuance Value	$ 14,481	$ 14,450	$ 10,467